Regulatory Requirements (Tables)	12 Months Ended
Mar. 31, 2025
Regulatory Requirements [Abstract]
Schedule of Capital Requirements

Capital requirements as of March 31, 2025

	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of Requirement Maintained
Zhong Yang Securities Limited	$385,609	$7,319,000	$6,933,391	1898%
Zhong Yang Capital Limited	385,609	684,500	$298,891	178%
Total	$771,218	$8,003,500	$7,232,282	1038%

Capital requirements as of March 31, 2024

	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of Requirement Maintained
Zhong Yang Securities Limited	$383,342	$1,273,900	$890,558	332%
Zhong Yang Capital Limited	383,342	636,850	253,508	166%
Total	$766,684	$1,910,750	$1,144,066	249%